Supplementary Financial Information (Schedule Of Property, Plant And Equipment) (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant and Equipment [Line Items]
Total assets in service	$ 25,818	$ 23,170	$ 21,717
Less accumulated depreciation and amortization	7,866	7,513	7,255
Net of accumulated depreciation and amortization	17,952	15,657	14,462
Construction work in progress	661	417	402
Held for future use	18	16	15
Property, plant and equipment - net	18,631	16,090	14,879
Distribution [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 13,659	$ 13,105	12,467
Composite depreciation rate	2.80%	2.80%
Avg. life	35 years 4 months 24 days	35 years 1 month 6 days
Transmission [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 10,611	$ 8,568	7,870
Composite depreciation rate	2.80%	2.90%
Avg. life	35 years 2 months 12 days	34 years 4 months 24 days
Other Assets [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 1,548	$ 1,497	$ 1,380
Composite depreciation rate	6.90%	6.90%
Avg. life	14 years 6 months	14 years 7 months 6 days